Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of closing and average exchange rates for the most significant foreign currencies
Currency		Geographical area	Reporting entities	December 31, 2019	December 31, 2018	December 31, 2017
CHF	Swiss Franc	Switzerland	4	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9674	0.9827	0.9725
EUR	Europe	Europe	1	1.0855	1.1283	1.1713

Currency		Geographical area	Reporting entities	2019	2018	2017
CHF	Swiss Franc	Switzerland	4	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9938	0.9768	0.9849
EUR	Europe	Europe	1	1.1128	1.1573	1.1116

Schedule of applicable estimated useful lives

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2018	289,888	233,706	236,462	760,056
Additions	—	—	—	—
Disposals	—	—	(236,462)	(236,462)
As of December 31, 2018	289,888	233,706	—	523,594
Additions	63,600	—	—	63,600
Disposals	—	—	—	—
As of December 31, 2019	353,488	233,706	—	587,194

Accumulated depreciation
As of January 1, 2018	(237,923)	(205,628)	(63,606)	(507,157)
Charge for the year	(32,485)	(13,663)	(26,565)	(72,713)
Disposals	—	—	90,171	90,171
As of December 31, 2018	(270,408)	(219,291)	—	(489,699)
Charge for the year	(20,083)	(10,740)	—	(30,823)
Disposals	—	—	—	—
As of December 31, 2019	(290,491)	(230,031)	—	(520,522)
Net book value
As of December 31, 2018	19,480	14,415	—	33,895
As of December 31, 2019	62,997	3,675	—	66,672